PROPERTY, PLANT AND EQUIPMENT, NET - Narratives (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2014 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT, NET
Asset impairment on property, plant and equipment	¥ 29.9